Inventory (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Inventory
Raw materials	¥ 550,445			¥ 510,990
Work in process	5,397			1,862
Finished Goods	390,260			291,116
Merchandise	105,602			95,987
Less: write-downs	(12,613)	¥ 7,646		(10,427)
Total	1,039,091		$ 153,042	¥ 889,528
Write-downs of inventory	¥ 2,186	¥ 7,646